15. Financial leases (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FinancialLeasesLineItems [Line Items]
Present value	R$ 205,331	R$ 204,762
LT Amazonas [Member]
FinancialLeasesLineItems [Line Items]
Nominal amount	510,592
Present value	205,331	R$ 204,762
LT Amazonas [Member] | Up to December 2018 [Member]
FinancialLeasesLineItems [Line Items]
Nominal amount	21,905
Present value	19,773
LT Amazonas [Member] | January 2019 to December 2022 [Member]
FinancialLeasesLineItems [Line Items]
Nominal amount	99,668
Present value	41,287
LT Amazonas [Member] | January 2023 onwards [Member]
FinancialLeasesLineItems [Line Items]
Nominal amount	389,019
Present value	R$ 144,271